Fair Value Measurements (Details) - Schedule of Fair Value of Liabilities Classified Under Level 3 - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Warrant [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3 [Line Items]
Balance	[1]	$ 26,829	$ 11,496	$ 21,566	$ 8,267
Issuance	[1]	1,643	4,936	11,196	5,065
Payment	[1]			(1,500)
Conversion to equity	[1]	(445)		(445)
Reclassification to equity	[1]	(28,225)		(28,225)
Change in fair value	[1]	1,729	(1,848)	(1,061)	1,252
Balance	[1]	1,531	14,584	1,531	14,584
CLAs [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3 [Line Items]
Balance		64,907	18,640	55,940	3,809
Issuance		6,200	6,086	11,750	13,646
Payment
Conversion to equity		(69,570)		(69,570)
Reclassification to equity
Change in fair value		(1,537)	6,564	1,880	13,835
Balance			31,290		31,290
NPAs [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3 [Line Items]
Balance		45,037		21,976
Issuance		1,003		18,704
Payment
Conversion to equity
Reclassification to equity
Change in fair value		9,398		14,758
Balance		55,438		55,438
Facility loans [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3 [Line Items]
Balance			31,180	23,151	29,745
Issuance
Payment				(24,600)
Conversion to equity
Reclassification to equity
Change in fair value			(1,331)	1,449	104
Balance			29,849		29,849
Earn-out liability [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3 [Line Items]
Balance		2,694	4,275	2,997	3,917
Issuance
Payment		(1,883)		(2,210)
Conversion to equity
Reclassification to equity
Change in fair value		(62)	595	(38)	953
Balance		749	4,870	749	4,870
Other [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3 [Line Items]
Balance		186	185	186	185
Issuance
Payment
Conversion to equity
Reclassification to equity
Change in fair value		14	2	14	2
Balance		$ 200	$ 187	$ 200	$ 187

[1]	Including ‘phantom warrants’, see Note 16(d) in the 2023 annual financial statements.